SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	11th May 2009
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   37
                                          -----------
Form 13F Information Table Value Total:   $297994
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 2519	4198585			S		     S
American Water Works 		Common	030420103	  574	  29850			S		     S
Aqua America Inc		Common	03826W103	  370	  18500			S		     S
Badger Meter			Common	056525108	12027	 416297			S		     S
Ballard Power Systems Inc	Common	058586108	 2235	1402214			S		     S
California Water Services	Common	130788102	  312	   7450			S		     S
CIA Sanamento Bsico de-ADR	Common	20441A102	  502	  23150			S		     S
Clarcor Inc			Common	179895107	14204	 563894			S		     S
Clean Harbors Inc		Common	184496107	20734	 431965			S		     S
Covanta Holdings Corp.		Common	22282E102	15463	1181190			S		     S
Danaher Corp			Common	235851102	  696	  12835			S		     S
Dionex Corp			Common	254546104	14278	 302190			S		     S
Emerson Electric Co.		Common	291011104	  338	  11818			S		     S
Esco Technologies Inc		Common	296315104	 7932	 204955			S		     S
Idex Corp			Common	45167R104	  354	  16200			S		     S
Itron Inc			Common	465741106	13990	 295506			S		     S
Johnson Controls inc		Common	478366107	  184	  15200			s		     S
LKQ Corp			Common	501889208	20952	1468330			S		     S
Metalico Inc			Common	591176102	 4353	2563318			S		     S
Mueller water Products Inc-A	Common	624758108	 9106	   9106			S		     S
Nalco Holdings			Common	62985Q101	  392	  29900			S		     S
Northwest Pipe Company		Common	667746101	  266	   9330 		S		     S
Ormat Technologies Inc		Common	686688102	21235	 773197			S		     S
Pall corp			Common	696429307	20661	1010950			S		     S
Pentair Inc.			Common	709631105	19260	 888330			s		     S
Polypore International		Common	73179V103	 4765	1185280			S		     S
Power Integrations Inc		Common	739276103	13244	 770041			S		     S
Regal Beloit			Common	758750103	22919	 744070			S		     S
Republic services Inc		Common	760759100	  230	  13251			S		     S
Roper Industries Inc		Common	776696106	  479	  11275			S		     S
Sims group Ltd ADR		Common	829160100	12822	1057834			S		     S
Stericycle Inc			Common	858912108	16671	 349308			S		     S
Sunpower Corp class B		Common	867652307	10128	 511540			S		     S
Televent GIT 			Common			12568	 966702			S		     S
Thermo Fisher Scientific Inc	Common	883556102	  521	  14600			S		     S
Waste Management Inc		Common	94106L109	  307	  11977			S		     S
Watts Water Technologies-A	Common	942749102	  403	  20600			S		     S